SEGMENT REPORTING - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of reportable segments | segment	5
Number of operating segments | segment	5
Revenue from contracts with customers | $	$ 68,275	$ 79,844	$ 76,571
Luxembourg
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers | $	$ 128	$ 206	$ 185